Shareholder Report, Holdings (Details) - C000222147	Jan. 31, 2026
Franco-Nevada9176201
Holdings [Line Items]
Percent of Total Investments	3.50%
Banco Santander9176270
Holdings [Line Items]
Percent of Total Investments	3.50%
Sandvik9176256
Holdings [Line Items]
Percent of Total Investments	3.40%
Regeneron Pharmaceuticals9176218
Holdings [Line Items]
Percent of Total Investments	3.10%
AIA Group9176246
Holdings [Line Items]
Percent of Total Investments	3.00%
NVIDIA9176216
Holdings [Line Items]
Percent of Total Investments	3.00%
Amazon.com9176178
Holdings [Line Items]
Percent of Total Investments	3.00%
Goldman Sachs Group9176203
Holdings [Line Items]
Percent of Total Investments	2.90%
Shell PLC9176285
Holdings [Line Items]
Percent of Total Investments	2.90%
ABB9176259
Holdings [Line Items]
Percent of Total Investments	2.60%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.60%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.90%
United States
Holdings [Line Items]
Percent of Net Asset Value	53.10%